UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $126,816 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM NEW          003687209     3429   144851 SH       DEFINED 1              144851        0        0
AMERICAN TOWER CORP            CL A             029912201        1        1 SH       DEFINED 1                   1        0        0
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0       82    70000 PRN      DEFINED 1               70000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    26766   687352 SH       DEFINED 1              687352        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416     8506    62800 SH       DEFINED 1               62800        0        0
DYNEGY INC DEL                 COM              26817G300        1       12 SH       DEFINED 1                  12        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      326   210000 PRN      DEFINED 1              210000        0        0
GENON ENERGY INC               COM              37244E107       20     5015 SH       DEFINED 1                5015        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302    20837   866396 SH       DEFINED 1              866396        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    53373 56641000 PRN      DEFINED 1            56641000        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       52      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1160  2000000 PRN      DEFINED 1             2000000        0        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5     5808 10205000 PRN      DEFINED 1            10205000        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       50    13302 SH       DEFINED 1               13302        0        0
PNM RES INC                    COM              69349H107        3      210 SH       DEFINED 1                 210        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847        5      231 SH       DEFINED 1                 231        0        0
SEMGROUP CORP                  CL A             81663A105     5850   216733 SH       DEFINED 1              216733        0        0
SUPERMEDIA INC                 COM              868447103      424    48664 SH       DEFINED 1               48664        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1      123   125000 PRN      DEFINED 1              125000        0        0